Consolidated Balance Sheets	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 468,731	$ 65,430	¥ 1,252,793
Accounts receivable, net	43,779,189	6,111,339	41,469,595
Advance to suppliers, net	25,958,008	3,623,598	8,086,631
Prepaid expenses and other current assets	17,136,656	2,392,188	167,290
Deferred offering cost			7,663,172
Total current assets	87,342,584	12,192,555	58,663,781
Non-current assets
Deferred tax assets, net			1,217,929
Total non-current assets			1,217,929
TOTAL ASSETS	87,342,584	12,192,555	59,881,710
Current liabilities
Short-term borrowings	4,277,000	597,046	4,700,000
Accounts payable	17,145,470	2,393,415	18,153,400
Contract liabilities	2,379,009	332,097	2,115,522
Income tax payable	7,620,910	1,063,838	7,642,696
Accrued expenses and other current liabilities	9,485,660	1,324,147	4,839,631
Total current liabilities	41,421,562	5,782,227	37,451,249
TOTAL LIABLITIES	41,421,562	5,782,227	37,451,249
Commitments and contingencies (Note 14)
Shareholders’ equity
Subscription receivable	(725)	(100)	(725)
Additional paid-in capital	185,821,560	25,939,688	31,500,000
Accumulated deficit	(139,900,813)	(19,529,400)	(9,069,539)
Total shareholders’ equity	45,921,022	6,410,328	22,430,461
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	87,342,584	12,192,555	59,881,710
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	906	127	631
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	94	13	94
Related Party
Current assets
Amounts due from related parties			24,300
Current liabilities
Amounts due to related parties	¥ 513,513	$ 71,684